UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08003
                                                     --------------

                       Advantage Advisers Troon Fund, LLC
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
                --------------------------- -------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
                --------------------------- -------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                      ADVANTAGE ADVISERS TROON FUND, L.L.C.
                         (FORMERLY TROON PARTNERS, L.P.)

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)







                                    CONTENTS





Statement of Assets, Liabilities and Members' Capital.........................1
Statement of Operations.......................................................2
Statement of Changes in Members' Capital - Net Assets.........................3
Notes to Financial Statements ................................................4
Schedule of Portfolio Investments ...........................................12
Schedule of Securities Sold, Not Yet Purchased ..............................18
Results of Special Meeting of Members .......................................19

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
                                                                    (UNAUDITED)

ASSETS

Investments in securities, at market (identified cost - $90,932)      $  122,550
Receivable for investment secuities sold                                   9,956
Due from broker                                                              852
Dividends receivable                                                          26
Interest Receivable                                                            5
Other assets                                                                  34
                                                                    ------------

       TOTAL ASSETS                                                      133,423
                                                                    ------------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $7,536)          7,322
Withdrawals payable                                                        5,673
Payable for investment securities purchased                                4,969
Administration fees payable                                                  100
Dividends payable on securities sold, not yet purchased                       38
Accrued expenses                                                             204
                                                                    ------------

       TOTAL LIABILITIES                                                  18,306
                                                                    ------------

             NET ASSETS                                               $  115,117
                                                                    ============


MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                             $   83,285
Net unrealized appreciation on investments                                31,832
                                                                    ------------

       MEMBERS' CAPITAL - NET ASSETS                                  $  115,117
                                                                    ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2003
                                                                         (UNAUDITED)

INVESTMENT INCOME
    Dividends (net of foreign withholding tax of $1)                        $      127
    Interest                                                                        35
                                                                          ------------
                                                                                   162
                                                                          ------------
EXPENSES
    OPERATING EXPENSES:
       Management fee                                                              508
       Professional fees                                                           140
       Administration fees                                                          79
       Custodian fees                                                               52
       Dividends on securities sold, not yet purchased                              52
       Insurance expense                                                            43
       Prime broker fees                                                            29
       Board of Managers' fees and expenses                                         12
       Miscellaneous                                                                35
                                                                          ------------
          TOTAL EXPENSES                                                           950

          NET INVESTMENT LOSS                                                     (788)
                                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                      (854)
       Purchased options                                                          (203)
       Securities sold, not yet purchased                                       (1,742)
       Fixed income securities                                                      17
                                                                          ------------

          NET REALIZED LOSS ON INVESTMENTS                                      (2,782)
                                                                          ------------

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                        28,786
                                                                          ------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       26,004
                                                                          ------------

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES     $ 25,216
                                                                          ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                               GENERAL        LIMITED
                                               PARTNER        PARTNERS        TOTAL
                                             ------------ -------------- --------------

PARTNERS' CAPITAL, DECEMBER 31, 2001           $  5,648     $  216,188     $  221,836

FROM INVESTMENT ACTIVITIES

   Net investment gain (loss)                         2         (1,449)        (1,447)
   Net realized loss on investments              (1,558)       (56,231)       (57,789)
   Net change in unrealized depreciation
      on investments                               (339)       (15,434)       (15,773)
      Incentive allocation                           --             --             --
                                             ------------ -------------- --------------

      DECREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES      (1,895)       (73,114)       (75,009)



PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                             --            400            400
   Capital withdrawals                           (2,000)       (49,708)       (51,708)
                                             ------------ -------------- --------------

      DECREASE IN PARTNERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS       (2,000)       (49,308)       (51,308)

PARTNERS' CAPITAL, DECEMBER 31, 2002           $  1,753     $   93,766     $   95,519
                                             ------------ -------------- --------------

FROM INVESTMENT ACTIVITIES

   Net investment loss                               (3)          (502)          (505)
   Net realized loss on investments                 (75)        (4,010)        (4,085)
   Net change in unrealized appreciation                                           --
      on investments                                324         17,225         17,549
      Incentive allocation                           --             --             --
                                             ------------ -------------- --------------

      INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES         246         12,713         12,959

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                             --             55             55
   Capital withdrawals                               --             --             --
                                             ------------ -------------- --------------

      INCREASE IN PARTNERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS           --             55            55

PARTNERS' CAPITAL, MAY 8, 2003                 $  1,999     $  106,534     $  108,533
                                             ============ ============== ==============



                                               SPECIAL       LIMITED
                                               ADVISORY      MEMBERS          TOTAL
                                             ------------ -------------- --------------

MEMBERS' CAPITAL, MAY 8, 2003                  $     --     $  108,533     $  108,533

FROM INVESTMENT ACTIVITIES

   Net investment loss                               --           (283)          (283)
   Net realized gain on investments                  --          1,303          1,303
   Net change in unrealized appreciation                                           --
      on investments                                 --         11,237         11,237
      Incentive allocation                           --             --             --
                                             ------------ -------------- --------------

      INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES          --         12,257         12,257

MEMBERS' CAPITAL TRANSACTIONS

   Capital contributions                             --             --             --
   Capital withdrawals                               --         (5,673)        (5,673)
                                             ------------ -------------- --------------

      DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS           --         (5,673)        (5,673)

MEMBERS' CAPITAL, JUNE 30, 2003                      --     $  115,117     $  115,117
                                             ============ ============== ==============

  ADVANTAGE ADVISERS TROON FUND, L.L.C.

  NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Troon Fund, L.L.C. (the "Company"), (formerly Troon Partners, L.P., the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. Effective May 9, 2003, pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to seek long-term capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The company may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         There are four members of the Board of Managers and an investment adviser. The investment adviser is Advantage Advisers Troon Management, L.L.C. (the "Adviser"), whose principal members are Oppenheimer Asset Management, Inc. ("OAM") and Mark Asset Management Corporation ("MAMC"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. Investment professionals at MAMC manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co., Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory arrangements. The then Independent General Partners of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the then limited partners approved the new investment advisory agreement at a special meeting held on subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.   PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.    PORTFOLIO VALUATION (CONTINUED)

         days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.    CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2003, $11,340 in cash equivalents was held at PNC Bank.

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company will be made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,447,126) and ($57,789,625) from accumulated net investment loss and net accumulated realized loss on investments, respectively, to net capital contributions for the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Fahnestock provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Fahnestock a monthly management fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the six months ended June 30, 2003, neither CIBC WM nor Fahnestock earned any brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. At the end of the twelve month period following the admission of a Member to the Company, and generally at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such Member during such period. The incentive allocation will be charged to a Member only to the extent that cumulative net profits with respect to such Member through the close of any period exceeds the highest level of cumulative net profits with respect to such Member through the close of any prior period. For each incentive allocation period, the Adviser can elect to withdraw the incentive allocation within 30 days. During the six months ended June 30, 2003, there was no incentive allocation to the Adviser.

         Each Member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. One Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as Administrator and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2003, amounted to $52,446,077 and $59,414,042, respectively.

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $31,831,533, consisting of $41,383,140 gross unrealized appreciation and $9,551,607 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of July 30, 2003.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2003, the Company had no margin borrowings.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and Members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2003, transactions in purchased options were as follows:


                                             CALL OPTIONS                PUT OPTIONS
                                     -------------------------    ---------------------------
                                        NUMBER                       NUMBER
                                     OF CONTRACTS      COST       OF CONTRACTS       COST
                                     ------------   ----------    ------------   ------------

Beginning balance                          155         $32,340          621      $   329,292
Options purchased                       17,776       9,076,005       12,706        6,650,435
Options closed                         (14,108)     (7,231,989)     (10,337)      (5,316,049)
Options expired                           (450)       (121,200)        (150)         (52,950)
Options exercised                       (2,001)       (911,304)      (2,465)      (1,501,312)
                                       -------     -----------      -------      -----------
Options outstanding at June 30, 2003     1,372     $   843,852          375      $   109,416
                                       =======     ===========      =======      ===========



         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

         During the six months ended June 30, 2003, there were no transactions in written options.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                        SIX
                                       MONTHS
                                       ENDED
                                   JUNE 30, 2003       YEAR ENDED          YEAR ENDED          YEAR ENDED
                                    (UNAUDITED)    DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000
                                    -----------    -----------------   -----------------   -----------------
Net Assets, end of period (000)      $115,117           $95,519             $221,836            $351,887
Ratio of net investment loss
   to average net assets              (1.51%)*           (0.93%)              (0.88%)             (0.96%)
Ratio of expenses to average
   net assets                           1.82%*            1.47%                1.38%               1.34%
Portfolio turnover                        49%              107%                  60%                 89%
Total return**                         26.38%           (34.21%)             (25.89%)            (44.75%)
Average debt ratio                      N/A               0.06%                0.13%               0.51%







                                         YEAR ENDED         YEAR ENDED
                                     DECEMBER 31, 1999  DECEMBER 31, 1998
                                     -----------------  -----------------
Net Assets, end of period (000)           $564,483           $202,972
Ratio of net investment loss
   to average net assets                    (0.73%)            (0.30%)
Ratio of expenses to average
   net assets                                1.24%              1.50%
Portfolio turnover                             79%                72%
Total return**                              96.43%             29.87%
Average debt ratio                           1.03%              1.06%

         *        Annualized.
         **       Total  return  assumes a purchase of a Member  interest in the
                  Company  on the  first  day of the  period  and a sale  of the
                  Member  interest  on  the  last  day  of  the  period,  net of incentive  allocation to the Special Advisory Member,  if any.
                  Total  return  for a period  of less  than a full  year is not annualized.
         N/A      Not Applicable

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     8.  OTHER CAPITAL TRANSACTIONS

         Effective July 1, 2003, the Company received initial and additional capital contributions from Limited Partners of $300,000.

         Effective January 1, 2003, the Company received initial and additional capital contributions from Limited Partners of $55,000.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE


        COMMON STOCK - 104.64%
         APPLICATIONS SOFTWARE - 2.63%
 74,069   Microsoft Corp.                                           $ 1,899,129
119,485   Siebel Systems, Inc.*                                       1,133,076
                                                                    -----------
                                                                      3,032,205
                                                                    -----------

         BROADCASTING SERVICES / PROGRAMMING - 14.02%
179,270   Fox Entertainment Group, Inc., Class A*             (b)     5,159,391
919,091   Liberty Media Corp., Class A*                              10,624,692
 72,451   UnitedGlobalCom, Inc., Class A*                               369,500
                                                                    -----------
                                                                     16,153,583
                                                                    -----------

         BUSINESS - TO - BUSINESS / E-COMMERCE - 0.10%
 16,982   FreeMarkets, Inc.*                                            118,025
                                                                    -----------

         CABLE TELEVISION - 10.99%
 67,260   Cablevision Systems Corp., NY Group, Class A*       (b)     1,396,318
134,073   Comcast Corp., Class A*                                     4,046,309
136,841   Comcast Corp., Special Class A*                             3,967,021
101,676   Cox Communications, Inc., Class A*                          3,243,464
                                                                    -----------
                                                                     12,653,112
                                                                    -----------

         CASINO HOTELS - 0.92%
 26,938   MGM MIRAGE*                                                   920,740
  7,613   Wynn Resorts Ltd.*                                            135,055
                                                                    -----------
                                                                      1,055,795
                                                                    -----------

         CASINO SERVICES - 2.06%
 23,196   International Game Technology                               2,373,647
                                                                    -----------

         CELLULAR TELECOMMUNICATIONS - 0.48%
 96,693   Sprint Corp. (PCS Group)*                                     555,985
                                                                    -----------

         COMMERCIAL SERVICES - FINANCE - 0.95%
 74,023   Concord EFS, Inc.*                                          1,089,619
                                                                    -----------

         COMPUTERS - 3.59%
129,761   Dell Computer Corp.*                                (a)     4,131,590
                                                                    -----------

         DATA PROCESSING / MANAGEMENT - 2.38%
 41,365   Automatic Data Processing, Inc.                             1,400,618
 46,569   VERITAS Software Corp.*                             (b)     1,342,119
                                                                    -----------
                                                                      2,742,737
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE


        COMMON STOCK (CONTINUED)

         DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 3.54%
222,533   Cendant Corp.*                                            $ 4,076,805
                                                                    -----------

         E-COMMERCE / PRODUCTS - 1.99%
 62,953   Amazon.com, Inc.*                                           2,286,453
                                                                    -----------

         E-COMMERCE / SERVICES - 11.12%
 21,178   eBay, Inc.*                                                 2,202,512
 43,476   Expedia, Inc.*                                              3,320,697
 98,527   HomeStore, Inc.*                                              169,466
180,629   InterActiveCorp*                                    (a)     7,104,139
                                                                    -----------
                                                                     12,796,814
                                                                    -----------

         ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.63%
  5,263   Applied Micro Circuits Corp.*                                  31,789
 89,358   Intel Corp.                                                 1,859,539
 44,885   Xilinx, Inc.*                                               1,135,591
                                                                    -----------
                                                                      3,026,919
                                                                    -----------

         ENTERPRISE SOFTWARE / SERVICES - 2.29%
137,283   BEA Systems, Inc.*                                          1,495,012
 94,722   Oracle Corp.*                                               1,137,611
                                                                    -----------
                                                                      2,632,623
                                                                    -----------

         ENTERTAINMENT SOFTWARE - 1.21%
 18,907   Electronic Arts, Inc.*                                      1,397,227
                                                                    -----------

         FINANCE - CREDIT CARD - 0.81%
 22,345   American Express Co.                                          934,244
                                                                    -----------

         FINANCE - INVESTMENT BANKER / BROKER - 4.35%
 80,917   Charles Schwab Corp.                                          816,453
 42,599   Goldman Sachs Group, Inc.                                   3,567,666
 13,457   Merrill Lynch & Co., Inc.                                     628,173
                                                                    -----------
                                                                      5,012,292
                                                                    -----------

         HOTELS & MOTELS - 0.51%
 20,353   Starwood Hotels & Resorts Worldwide, Inc.                     581,892
                                                                    -----------

         INTERNET CONTENT - INFORMATION / NETWORK - 0.06%
 10,706   CNET Networks, Inc.*                                           63,701
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE


        COMMON STOCK (CONTINUED)

         INTERNET SECURITY - 1.59%
 41,938   Check Point Software Technologies Ltd.*                   $   817,791
 73,351   VeriSign, Inc.*                                             1,011,510
                                                                    -----------
                                                                      1,829,301
                                                                    -----------

         INVESTMENT MANAGEMENT / ADVISORY SERVICES - 0.20%
  5,763   Neuberger Berman, Inc.                                        230,001
                                                                    -----------

         MEDICAL - BIOMEDICAL / GENETICS - 4.63%
 27,566   Amgen, Inc.*                                                1,831,485
 48,449   Genentech, Inc.*                                 (a)(b)     3,494,142
                                                                    -----------
                                                                      5,325,627
                                                                    -----------

         MEDICAL - DRUGS - 0.41%
 12,978   MedImmune, Inc.*                                    (b)       472,010
                                                                    -----------

         MEDICAL PRODUCTS - 0.76%
 16,920   Johnson & Johnson                                   (b)       874,764
                                                                    -----------

         MULTIMEDIA - 9.00%
245,772   AOL Time Warner, Inc.*                                      3,954,472
189,305   Gemstar-TV Guide International, Inc.*                         948,418
 55,457   News Corporation Ltd. - Sponsored ADR                       1,678,683
 38,428   Viacom, Inc., Class B*                              (b)     1,677,766
106,364   Walt Disney Co.                                             2,100,689
                                                                    -----------
                                                                     10,360,028
                                                                    -----------

         NETWORKING PRODUCTS - 2.56%
154,222   Cisco Systems, Inc.*                                        2,573,965
 29,758   Juniper Networks, Inc.*                                       371,082
                                                                    -----------
                                                                      2,945,047
                                                                    -----------

         REITS - OFFICE PROPERTY - 0.99%
 26,066   Boston Properties, Inc.                                     1,141,691
                                                                    -----------

         REITS - REGIONAL MALLS - 0.23%
 13,735   Taubman Centers, Inc.                                         263,163
                                                                    -----------

         RETAIL - AUTOMOBILE - 1.18%
 21,726   CarMax, Inc.*                                                 655,039
 32,459   United Auto Group, Inc.*                                      706,957
                                                                    -----------
                                                                      1,361,996
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE

         COMMON STOCK (CONTINUED)

         RETAIL - DISCOUNT - 1.34%
  6,255   Costco Wholesale Corp.*                                  $    228,933
 24,487   Wal-Mart Stores, Inc.                                       1,314,217
                                                                   ------------

                                                                      1,543,150
                                                                   ------------

         RETAIL - REGIONAL DEPARTMENT STORES - 1.48%
 33,155   Kohl's Corp.*                                               1,703,504
                                                                   ------------

         RETAIL - RESTAURANTS - 1.25%
 65,018   McDonald's Corp.                                            1,434,297
                                                                   ------------

         TELECOMMUNICATION SERVICES - 0.52%
 96,621   Time Warner Telecom, Inc., Class A*                           593,253
                                                                   ------------

         WEB PORTALS / ISP - 4.64%
163,263   Yahoo!, Inc.*                                               5,338,700
                                                                   ------------

         WIRELESS EQUIPMENT - 7.23%
231,440   QUALCOMM, Inc.                                      (a)     8,317,954
                                                                   ------------

          TOTAL COMMON STOCK (COST $87,951,722)                    $120,449,754
                                                                   ------------


        PREFERRED STOCK - 1.20%
         MULTIMEDIA - 1.20%
 55,365   News Corporation Ltd. - Sponsored ADR                       1,386,893
                                                                   ------------

         TOTAL PREFERRED STOCK (COST $2,026,881)                     $1,386,893
                                                                   ------------

CONTRACTS
        PURCHASED OPTIONS - 0.62%
         CALL OPTIONS - 0.52%
         BROADCASTING SERVICES / PROGRAMMING - 0.04%
     60   Fox Entertainment Group, Inc., Class A, 07/19/03, $20.00       50,400
                                                                   ------------

         CABLE TELEVISION - 0.10%
    150   Cablevision Systems Corp.,
          NY Group, Class A, 07/19/03, $15.00                            84,000

     75   Cablevision Systems Corp.,
          NY Group, Class A, 07/19/03, $17.50                            24,750
                                                                   ------------
                                                                        108,750
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
CONTRACTS                                                           MARKET VALUE


        PURCHASED OPTIONS (CONTINUED)
        CALL OPTIONS (CONTINUED)
         DATA PROCESSING / MANAGEMENT - 0.04%
     75   VERITAS Software Corp., 07/19/03, $22.50                      $ 45,750
                                                                        --------
         ENTERPRISE SOFTWARE / SERVICES - 0.08%
    375   PeopleSoft, Inc., 07/19/03, $15.00                              97,500
                                                                        --------

         MEDICAL - BIOMEDICAL / GENETIC - 0.08%
     75   Genentech, Inc., 07/19/03, $60.00                               90,000
                                                                        --------
         MEDICAL - DRUGS - 0.04%
     75   MedImmune, Inc., 07/19/03, $30.00                               49,500
                                                                        --------

         MEDICAL PRODUCTS - 0.05%
    225   Johnson & Johnson, 07/19/03, $50.00                             56,250
                                                                        --------

         MULTIMEDIA - 0.04%
    112   Viacom, Inc., Class B, 07/19/03, $40.00                         42,560
                                                                        --------

         PAPER & RELATED PRODUCTS - 0.05%
    150   Georgia-Pacific Corp., 07/19/03, $15.00                         58,500
                                                                        --------

          TOTAL CALL OPTIONS (COST $843,852)                            $599,210
                                                                        --------

        PUT OPTIONS - 0.10%
         APPLICATIONS SOFTWARE - 0.02%
     75   J.D. Edwards & Co., 07/19/03, $17.50                            23,250
                                                                        --------
        MEDICAL - HOSPITALS - 0.05%
    150   Tenet Healthcare Corp., 07/19/03, $15.00                        52,500
                                                                        --------

        PHOTO EQUIPMENT & SUPPLIES - 0.03%
    150   Eastman Kodak Co., 07/19/03, $30.00                             38,250
                                                                        --------

         TOTAL PUT OPTIONS (COST $109,416)                              $114,000
                                                                        --------

         TOTAL PURCHASED OPTIONS (COST $953,268)                        $713,210
                                                                        --------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
                                                                    MARKET VALUE

          TOTAL INVESTMENTS (COST $90,931,871) - 106.46%           $122,549,857
                                                                   ------------

          OTHER ASSETS, LESS LIABILITIES - (6.46%)**                 (7,432,509)
                                                                   ------------

          NET ASSETS - 100.00%                                     $115,117,348
                                                                   ============


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Security held in connection with an open put or call option contract.
*   Non-income producing security.
** INCLUDES $11,340 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 0.01% OF NET ASSETS.
ADR - American Depository Receipt



The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE


         SECURITIES SOLD, NOT YET PURCHASED - (6.36%)
          REGISTERED INVESTMENT COMPANY - (6.36%)
 75,000  SPDR Trust Series 1                                         (7,322,250)
                                                                    -----------

          TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
          $7,535,797)                                               $(7,322,250)
                                                                    ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Partnership held a Special Meeting of the Limited Partners on April 25, 2003. At this meeting, the Limited Partners voted to: 1) approve the Advisory Provisions contained in the Advisory Amendment; 2) approve the Administrative Provisions contained in the Administration Amendment; 3) approve the conversion of the Partnership to a Delaware Limited Liability Company to be named Troon Fund, L.L.C.; 4) approve the Limited Liability Company Agreement; 5) approve the Investment Advisory Agreement between the Company and the Adviser; 6) election of the nominees proposed for election to the Fund's Board of Managers. The following table provides information concerning the matters voted on at the meeting:


IA. PROPOSAL TO APPROVE THE ADVISORY PROVISIONS CONTAINED IN THE ADVISORY AMENDMENT


            VOTES FOR        VOTES AGAINST      VOTES WITHHELD    NON-VOTING INTERESTS   INTERESTS OF RECORD
           $47,626,334        $1,901,426          $902,538            $46,658,827           $97,089,125



IB. PROPOSAL TO APPROVE THE ADMINISTRATIVE PROVISIONS CONTAINED IN THE ADMINISTRATION AMENDMENT


            VOTES FOR        VOTES AGAINST      VOTES WITHHELD    NON-VOTING INTERESTS   INTERESTS OF RECORD
           $47,741,436        $1,866,931           $821,932           $46,658,826            $97,089,125



IIA. APPROVE THE CONVERSION OF THE PARTNERSHIP TO A DELAWARE LIMITED LIABILITY
     COMPANY TO BE NAMED TROON FUND, L.L.C.


            VOTES FOR        VOTES AGAINST      VOTES WITHHELD     NON-VOTING INTERESTS   INTERESTS OF RECORD
           $47,747,737        $1,860,630           $821,932            $46,658,826            $97,089,125


IIB. PROPOSAL TO APPROVE THE PROPOSED LIMITED LIABILITY COMPANY AGREEMENT


            VOTES FOR        VOTES AGAINST      VOTES WITHHELD    NON-VOTING INTERESTS   INTERESTS OF RECORD
           $47,678,798        $1,929,569           $821,932           $46,658,826            $97,089,125


IIC. PROPOSAL TO APPROVE THE INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND
     THE ADVISER.


                                                                  NON-VOTING
            VOTES FOR        VOTES AGAINST      VOTES WITHHELD    INTERESTS             INTERESTS OF RECORD
           $47,687,552        $1,712,657          $1,030,089     $46,658,827                $97,089,125


ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

III. ELECTION OF THE FOUR NOMINEES TO SERVE AS MANAGERS


                                                        VOTES       VOTES         NON-VOTING       INTERESTS
           NOMINEE                    VOTES FOR        AGAINST     WITHHELD       INTERESTS        OF RECORD
           Sol Gittelman              $48,017,247        $0       $2,413,051     $46,658,827      $97,089,125
           Luis Rubio                 $47,910,842        $0       $2,519,456     $46,658,827      $97,089,125
           Janet L.Schinderman        $47,992,056        $0       $2,438,242     $46,658,827      $97,089,125
           Howard M. Singer           $47,953,178        $0       $2,477,120     $46,658,827      $97,089,125

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Troon Fund, LLC
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Howard Singer
                         ---------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
       ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Howard Singer
                         ---------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
        --------------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                         ---------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       AUGUST 14, 2003
        --------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.